Operating Leases - Summary of Future Minimum Rental Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 6,870
2023	5,757
2024	4,466
2025	1,366
2026	0
Thereafter	0
Total	$ 18,459